Commitments, Contingencies and Guarantees (Details Narrative) (Sun & Sun Industries Inc [Member], USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Sun & Sun Industries Inc [Member]
Operating lease per month lease	$ 5,400
Guarantee obligations current carrying value	$ 1,600,000	$ 1,600,000	$ 1,600,000